Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-Term Debt
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	$ 2,874,387	$ 2,951,120
Current portion	230,249	178,116
Long-term portion	2,644,138	2,773,004
Comprehensive Financing Plan exit fee accrued	13,704	11,862
Fair value hedged debt	722	1,006
Hyundai Samho Vendor Financing
Current portion	35,673	46,530
Long-term portion		17,837
Payment due by period ended
June 30, 2016	230,249
June 30, 2017	301,660
June 30, 2018	292,424
June 30, 2019	1,984,778
June 30, 2020 and thereafter	50,850
Total long-term debt	2,859,961
Line of Credit Facility, Remaining Borrowing Capacity	0
Fixed principal repayments
Payment due by period ended
June 30, 2016	168,810
June 30, 2017	192,367
June 30, 2018	170,538
June 30, 2019	127,556
June 30, 2020 and thereafter	50,850
Total long-term debt	710,121
variable principal payments
Payment due by period ended
June 30, 2016	61,439
June 30, 2017	109,293
June 30, 2018	121,886
June 30, 2019	21,256
Total long-term debt	313,874
Final Payment due on December 31, 2018*[and other payments thereafter]
Payment due by period ended
June 30, 2019	1,835,966
Total long-term debt	1,835,966
Hyundai Samho vendor financing
Hyundai Samho Vendor Financing
Balance at the end of the period	35,673	64,367
Current portion	35,673	46,530
Long-term portion		17,837
The Royal Bank of Scotland | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	674,687	678,954
Current portion	20,473	12,657
Long-term portion	654,214	666,297
The Royal Bank of Scotland | January 2011 Credit Facility
Long-Term Debt
Long-term debt	79,680	85,017
Current portion	24,032	15,326
Long-term portion	55,648	69,691
HSH Nordbank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	25,550	28,843
Current portion	8,787	7,633
Long-term portion	16,763	21,210
The Export-Import Bank of Korea (KEXIM) | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	13,389	18,573
Current portion	10,369	10,369
Long-term portion	3,020	8,204
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	51,234	56,859
Current portion	11,250	11,250
Long-term portion	39,984	45,609
Deutsche Bank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	172,416	174,709
Current portion	4,995	4,786
Long-term portion	167,421	169,923
Canyon Capital Finance | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	141,971	144,467
Current portion	12,033	8,228
Long-term portion	129,938	136,239
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	628,513	628,513
Current portion	142
Long-term portion	628,371	628,513
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Long-Term Debt
Long-term debt	84,588	94,812
Current portion	31,607	22,476
Long-term portion	52,981	72,336
Credit Suisse | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	204,299	208,585
Current portion	11,276	9,328
Long-term portion	193,023	199,257
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	234,921	239,896
Current portion	14,074	11,422
Long-term portion	220,847	228,474
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece | January 2011 Credit Facility
Long-Term Debt
Long-term debt	23,514	26,444
Current portion	11,186	6,371
Long-term portion	12,328	20,073
Commerzbank-Credit Suisse- Credit Agricole | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	267,298	274,984
Current portion	20,955	17,327
Long-term portion	246,343	257,657
Sinosure CEXIM-Citi-ABN Amro Credit Facility | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	132,210	142,380
Current portion	20,340	20,340
Long-term portion	111,870	122,040
Club Facility | January 2011 Credit Facility
Long-Term Debt
Long-term debt	58,586	65,457
Current portion	18,761	14,773
Long-term portion	39,825	50,684
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt
Long-term debt	67,105	69,759
Current portion	9,969	5,830
Long-term portion	$ 57,136	$ 63,929